Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

The accounting policies of the Group set out below have been applied consistently for all periods presented in these consolidated financial statements, and have been applied consistently by Group entities.

A.	Basis for presentation of the financial statements

The Group’s financial statements as of December 31, 2017, and December 31, 2016 and for each of the three years in the period ended on December 31, 2017, comply with IFRS as issued by the International Accounting Standards Board (“IASB”).

The financial statements have been prepared under the historical cost convention.

The consolidated financial statements were authorized for issuance by the Company’s Board of Directors on March 14, 2018.

B.	Changes in accounting policies

The Company early adopted International Financial Reporting Standard 15, Revenue from Contracts with Customers ("IFRS 15"), which provides new guidance on revenue recognition as from January 1, 2017 on a retrospective basis. See also Note 2.L below relating to revenue recognition.

C.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRS as issued by the IASB requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The preparation of accounting estimates used in the preparation of the Group’s financial statements requires management of the Company to make assumptions regarding circumstances and events that involve considerable uncertainty. Management of the Company prepares the estimates on the basis of past experiences, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Below is information about significant assumptions made by the Group with respect to estimates and judgments:

-	Intangible assets

Development expenses in the period until August 1, 2015 were expensed as incurred. On August 1, 2015, the Group met all the required conditions to recognize intangible assets in accordance with IAS 38 Intangible Assets and started recognizing intangible assets arising from internal development. The capitalization is the outcome of meeting all the criteria in IAS 38, which are (i) development costs that can be measured reliably, (ii) the product or process is technically and commercially feasible, (iii) future economic benefits are probable, and (iv) the Group has the intention and sufficient resources to complete development and to use or sell the asset. In the fourth quarter of 2016, the Company ceased to capitalize development cost and began to amortize its intangible assets. The estimated useful lives of the capitalized development expenses for the current period is 10 years. See also Note 2.M and 2.N regarding research and development and amortization of intangible assets.

-	Share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model, including the expected life of the share option and volatility and making assumptions about them. For the measurement of the fair value of equity-settled transactions at the grant date, the Group uses a binomial model. See also note 2.P and note 18.

-	Liability in respect of government grants

See note 9 regarding the discount rate that was used in evaluating the liability in respect of government grants.

-	Operating lease- Group as lessor

The Group has entered into leases of its 3D printers. The Group has determined, based on an evaluation of the terms and conditions of the agreements, such as the lease term not constituting a major part of the economic life of the printer and the present value of the minimum lease payments not amounting to substantially all of the fair value of the printer, that it retains all the significant risks and rewards of ownership of these properties and accounts for the contracts as operating leases.

-	Revenue recognition

Effective January 1, 2017, the Company early adopted IFRS 15, Revenue from Contracts with Customers, which provides new guidance on revenue recognition on a retrospective basis. The Company determines the appropriate revenue recognition for its contracts with customers by analyzing the type, terms and conditions of each contract or arrangement with a customer. As a part of the analysis, management is required to make judgments relating to whether an arrangement or contract is legally enforceable, and whether the arrangement include separate performance obligations. In addition, estimates are required in order to allocate the total transaction price to each performance obligation based on the estimated relative standalone selling prices of the promised goods or services underlying each performance obligation.

D.	Subsidiary

A subsidiary is an entity controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of the subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost. The accounting policies of the subsidiaries are aligned with the policies adopted by the Group.

E.	Functional currency and presentation currency

(1)	Functional currency and presentation currency

These financial statements are presented in New Israeli Shekels (“NIS”), which is the Group’s functional currency. The figures in the tables are rounded to the nearest one thousand, unless otherwise noted. The NIS is the currency that represents the principal economic environment in which the Group operates.

(2)	Foreign currency transactions

Transactions in foreign currencies (currency other than the NIS) are translated to the functional currency of the Group at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Foreign currency differences arising on translation are recognized in profit or loss.

(3)	Index linked financial items

Financial assets and liabilities which according to their terms are linked to changes in the Israeli Consumer Price Index (the “Index”) are adjusted according to the relevant Index on every reporting date in accordance with the terms of the agreement. Linkage differences deriving from said adjustment are recorded to profit and loss.

(4)	Below are details regarding the Index and the exchange rate of the U.S. dollar (“Dollar” or “$”):

	Consumer Price Index	Dollar

December 31, 2017	100.4	3.467
December 31, 2016	100.878	3.845
December 31, 2015	101.184	3.902
Change in percentages:
Year ended December 31, 2017	(0.47)	(9.83)
Year ended December 31, 2016	(0.3)	(1.46)
Year ended December 31, 2015	(0.9)	0.33

F.	Financial instruments

(1)	Non-derivative Financial assets

Initial recognition of financial assets

The Group initially recognizes loans and receivables and deposits on the date that they are created. Non-derivative financial instruments are comprised of trade and other receivables, cash and deposits.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at their fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, minus any impairment losses.

Loans and receivables comprise cash and cash deposits and trade and other receivables.

Cash

Cash include cash balances available for immediate use.

Deposits include short-term deposits with banking corporation (with original maturities of three months or less) that are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value.

(2)	Non derivative Financial Liabilities

Non-derivative financial liabilities include trade and other payables.

Initial recognition of financial liabilities

The Group initially recognizes financial liabilities on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

Financial liabilities are recognized initially at their fair value, plus any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured, at amortized cost, using the effective interest method.

Transaction costs directly attributable to an expected issuance of an instrument that will be classified as a financial liability are recognized as an asset in the framework of deferred expenses in the statement of financial position. These transaction costs are deducted from the financial liability upon its initial recognition, or are amortized as financing expenses in the statement of “Profit or Loss and Other Comprehensive Income” when the issuance is no longer expected to occur.

Derecognition of financial liabilities

Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged or cancelled.

(3)	Determination of fair value

Preparation of the financial statements requires the Group to determine the fair value of certain assets and liabilities.

When determining the fair value of an asset or liability, the Group uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

●	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

●	Level 3: inputs that are not based on observable market data (unobservable inputs).

Further information about fair value is included in Note 19.E on financial instruments.

G.	Property plant and equipment

Property plant and equipment are presented according to cost, including directly attributed acquisition costs, minus accumulated depreciation and losses from accrued decrease in value. Improvements and upgrades are included in the assets’ costs whereas maintenance and repair costs are recognized in profit and loss as accrued.

The cost of printers used for internal purposes, which are classified as property, plant and equipment, includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use.

The depreciation is calculated in equal yearly rates during the period of the useful life span of the assets, as follows:

%

Machinery and equipment (mainly 7%)	7 – 50
Computers	20 - 33
Office furniture and equipment	7 - 15
Leasehold Improvements	7 - 10
Printers leased to clients- See note 2.L.	25

Amortization methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

H.	Inventory

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in first-out principle, and includes expenditure incurred in acquiring the inventories and the costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

I.	Impairment of non-financial assets

The carrying amounts of the Group’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset is the greater of its value in use and its fair value, minus the costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the assessments of market participants regarding the time value of money and the risks specific to the asset, for which the estimated future cash flows from the asset were not adjusted.

An impairment loss is recognized if the carrying amount of an asset exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.

J.	Provisions

A provision for claims is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. When the value of time is material, the provision is measured at its present value.

K.	Treasury shares

When share capital recognized as equity is repurchased by the Group, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus on the transaction is carried to share premium, whereas a deficit on the transaction is deducted from retained earnings.

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects.

L.	Revenue recognition

The Company decided to early adopt IFRS 15, which provides new guidance on revenue recognition, on a retrospective basis.

Based on the examination of the guidance of the standard, no adjustments have been required to be made to the revenue previously recognized, as in 2016 the Company's main revenues were from printer lease transactions accounted for under IAS 17. Accordingly, comparative figures have not been restated to reflect the impact of the retrospective implementation of the standard.

The Company recognizes revenue when the customer obtains control over the promised goods or services. The revenue is measured according to the amount of the consideration to which the Company expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for third parties.

On the contract’s inception date the Company assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer goods or services (or a bundle of goods or services) that are distinct.

The Company identifies goods or services promised to the customer as being distinct when the customer can benefit from the goods or services on their own or in conjunction with other readily available resources and the Company’s promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract.

The Company's identified performance obligations includes: printer, ink, maintenance (which is generally provided for a period of up to one year), training and installation (unless sold to one of the Company's authorized resellers). The Company allocates the transaction price to the identified performance obligations based on the relative estimated standalone selling price of such goods and services.

Revenues allocated to the printers and ink is recognized when the control is passed at a point in time. Currently, the Company also sells its printers through resellers. The Company recognizes revenue to distributors at the time of sale to the distributors, assuming the Company has completed its obligations related to the sale.

Maintenance revenue is recognized ratably, on a straight-line basis, over the period of the services. Revenue from training and installation is recognized during the time of performance.

Revenues from leases transactions are recognized on a straight line basis over the term of the lease.

M.	Research and development and Intangible assets

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group has the intention and sufficient resources to complete development and to use or sell the asset.

The expenditure capitalized in respect of development activities includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. During 2016, the Group capitalized development expenses with regard to the internal development of its products in an amount of NIS 15,408,000 (in 2015: NIS 11,355,000). Other research and development expenditures are recognized in profit or loss as incurred.

In the fourth quarter of 2016 the Group ceased to capitalize development expenses and began to amortize the intangible asset arising from capitalization of development expenses, upon the initiation of its beta program. In subsequent periods, capitalized development expenditure is measured at cost minus accumulated amortization and accumulated impairment losses.

N.	Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset over its useful life. The amortizable amount is the cost of the asset, minus its residual value.

Amortization is recognized in profit or loss on a straight-line basis, over the estimated useful lives of the intangible assets from the date they are available for use, since these methods most closely reflect the expected pattern of consumption of the future economic benefits embodied in each asset.

The estimated useful lives of the capitalized development costs has been determined by the Company’s management as 10 years.

Amortization methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

O.	Government grants

Government grants are recognized initially at fair value when there is reasonable assurance that they will be received and the Group will comply with the conditions associated with the grant.

Grants from the Israeli Innovation Authority (the “Innovation Authority”), previously the Israeli Office of the Chief Scientist of the Ministry of Economy (the “OCS”), with respect to research and development projects, are accounted for as forgivable loans according to IAS 20 Accounting for Government Grants and Disclosure of Government Assistance. Grants received from the Innovation Authorityare recognized as a liability according to their fair value on the date of their receipt, unless it is reasonably certain, on that date, that the amount received will not be refunded. The amount of the liability is reexamined each period, and any changes in the present value of the cash flows discounted at the original interest rate of the grant are recognized in profit or loss. The difference between the amount received and the fair value on the date of receiving the grant is recognized as a deduction of research and development expenses. Expenses related to revaluation of the liability in respect of government grants were recognized in the statements of profit or loss and other comprehensive income as finance expenses.

P.	Share-based payment transactions

The grant date fair value of share-based payment awards granted to employees is recognized as salary costs, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards.

Q.	Employee benefits

The Group’s liability for severance pay for its employees is calculated pursuant to Israeli Severance Pay Law (1963) (the “Severance Pay Law”). The Group’s liability is covered by monthly deposits with severance pay funds and insurance policies. For all of the Group’s employees, the payments to pension funds and to insurance companies exempt the Group from any obligation towards its employees, in accordance with Section 14 of the Severance Pay Law, which is accounted for as a defined contribution plan (as defined below). Accumulated amounts in pension funds and in insurance companies are not under the Group’s control or management and, accordingly, neither those amounts nor the corresponding accrual for severance pay are presented in the consolidated statements of financial position.

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees.

R.	Loss per share

The Group presents basic and diluted loss per share for its Ordinary Shares. Basic loss per share is calculated by dividing the loss attributable to holders of Ordinary Shares of the Company by the weighted average number of Ordinary Shares outstanding during the year, adjusted for treasury shares. Diluted loss per share is determined by adjusting the loss attributable to holders of Ordinary Shares of the Company and the weighted average number of Ordinary Shares outstanding, after adjustment for treasury shares, for the effects of all dilutive potential Ordinary Shares, which comprise share options and share options granted to employees.

S.	New standards and interpretations not yet adopted

(1)	IFRS 9 (2014) – Financial Instruments

IFRS 9 (2014) replaces the current guidance in IAS 39, Financial Instruments: Recognition and Measurement. IFRS 9 (2014) includes revised guidance on the classification and measurement of financial instruments, a new ‘expected credit loss’ model for calculating impairment for most financial assets, and new guidance and requirements with respect to hedge accounting. IFRS 9 (2014) is effective for annual periods beginning on or after January 1, 2018. The Group has examined the effects of applying IFRS 9 (2014), and in its opinion the effect on the financial statements will be immaterial.

(2)	IFRS 16 – Leases

IFRS 16 replaces IAS 17, Leases and its related interpretations. For lessees, the standard presents a unified model for the accounting treatment of all leases according to which the lessee has to recognize an asset and liability in respect of the lease in its financial statements. IFRS 16 is applicable for annual periods as of January 1, 2019, with the possibility of early adoption, so long as the company has also early adopted IFRS 15, Revenue from Contracts with Customers. The Group has not yet commenced examining the effects of adopting IFRS 16 on the financial statements.

T.	Convenience translation into U.S. dollars

For the convenience of the reader, the reported NIS figures as of December 31, 2017 and for the year then ended, have been presented in dollars, translated at the representative rate of exchange as of December 31, 2017 (NIS 3.467 = $1.00). The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.